Warrants - Effect when underlying parameters deviate (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Derivative financial instrument
Variable up, Volatility (up / down 10% pts)	£ 989
Base case, Volatility (up / down 10% pts)	711	£ 895	£ 769	£ 2,492
Variable down, Volatility (up / down 10% pts)	£ 463